Schedule of Stock Options Assumptions (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	100.00%
Expected term (in years)		6 years
Risk-free interest rate	4.20%
Expected dividend yield		0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility		70.00%	55.00%
Expected term (in years)	5 years 2 months 26 days		5 years 2 months 26 days
Risk-free interest rate		3.54%	1.34%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility		95.00%	70.00%
Expected term (in years)	6 years		6 years
Risk-free interest rate		4.66%	4.10%